FAIR VALUE OF FINANCIAL INSTRUMENTS - Valuation Techniques on Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	$ 41,335	$ 33,281
Financial liabilities	(197,540)	(187,156)
Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	8,520	8,145
Financial liabilities	(5,167)	(3,789)
Level 2 | Accounts payable and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(5,090)	(3,749)
Level 2 | Accounts payable and other | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(5,090)
Level 2 | Redeemable fund units (subsidiary equity obligations)
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(77)	(40)
Level 2 | Redeemable fund units (subsidiary equity obligations) | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(77)
Level 2 | Accounts receivable and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	1,581	1,737
Level 2 | Accounts receivable and other | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	1,581
Level 2 | Other financial assets | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	6,939
Level 2 | Fixed income securities and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	912	851
Level 2 | Corporate bonds
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	2,764	2,682
Level 2 | Common shares and warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	577	421
Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	2,369	1,780
Financial liabilities	(2,104)	(2,542)
Level 3 | Accounts payable and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(724)	(686)
Level 3 | Accounts payable and other | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(724)
Level 3 | Redeemable fund units (subsidiary equity obligations)
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(1,380)	(1,856)
Level 3 | Redeemable fund units (subsidiary equity obligations) | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(1,380)
Level 3 | Accounts receivable and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	135	219
Level 3 | Fixed income securities and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	491	480
Level 3 | Fixed income securities and other | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	491
Level 3 | Corporate bonds
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets		275
Level 3 | Corporate bonds | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	286
Level 3 | Common shares and warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	1,389	$ 802
Level 3 | Common shares and warrants | Black-Scholes model
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	1,389
Level 3 | Accounts receivable and other | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	$ 135